Employee Benefits Expense - Summary of Average Size of Group's Workforce (Details) - Employed	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits Expense [Line Items]
Total Workforce	5,795	5,582	5,541
Executives
Employee Benefits Expense [Line Items]
Total Workforce	77	80	70
Managers
Employee Benefits Expense [Line Items]
Total Workforce	244	220	211
Employees
Employee Benefits Expense [Line Items]
Total Workforce	5,474	5,282	5,260